Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The
SEC has adopted a rule requiring annual disclosure of pay versus performance which shows the relationship between executive compensation actually paid and the Company’s performance. The following pay versus performance disclosure is based on permitted methodology pursuant to the SEC guidance under Item 402(v) of Regulation S-K. Our CEO is the principal executive officer (“PEO”). The following table sets forth information concerning the compensation of our PEO and other NEOs for each of the fiscal years ending December 31, 2020, 2021, 2022, 2023 and 2024 and our financial performance for each such fiscal year:

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1,2,3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1,2,3)	TSR	Peer Group TSR (4)	Net Income (millions)	Tangible Book Value (millions)
2024	$13,618,538	$48,562,758	$4,293,282	$8,125,624	$767	$182	$669	$4,553

2023	$30,310,962	$60,423,730	$3,097,390	$8,082,513	$521	$121	$500	$4,113

2022	$10,762,373	$10,654,884	$2,808,655	$2,810,727	$321	$111	$923	$3,929

2021	$8,761,455	$19,701,296	$3,359,019	$5,536,118	$333	$126	$1,454	$3,233

2020	$9,261,290	$40,893,899	$3,689,256	$12,707,838	$248	$96	$307	$2,353

(1)	The PEO in each covered year is Jay Bray. The individuals comprising the Non-PEO NEOs for each covered year presented are listed below:

2020	2021	2022	2023	2024
Eldridge Burns	Eldridge Burns	Jaime Gow	Jaime Gow	Kurt Johnson
Tony Ebers	Tony Ebers	Kurt Johnson	Kurt Johnson	Christopher Marshall
Christopher Marshall	Christopher Marshall	Christopher Marshall	Christopher Marshall	Carlos Pelayo
Michael Rawls	Michael Rawls	Michael Rawls	Carlos Pelayo	Michael Rawls
			Michael Rawls	Michael Weinbach

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.

(3)	Adjustments:

	2020		2021		2022		2023		2024

	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)

Total Amounts Reported in the Summary Compensation Table for Applicable FY	9,261,290	3,689,256	8,761,455	3,359,019	10,762,373	2,808,655	30,310,962	3,097,390	13,618,538	4,293,282

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(3,500,000)	(937,504)	(4,750,000)	(1,612,511)	(7,250,173)	(1,527,056)	(24,668,773)	(1,280,932)	(7,977,273)	(1,736,399)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	16,442,974	3,646,734	7,960,519	2,036,075	4,777,273	1,069,909	31,666,309	2,543,572	11,177,132	2,390,216

Increase/deduction for Awards Granted during a Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	18,658,901	6,298,140	6,974,323	1,453,292	(1,107,235)	(163,698)	13,560,323	2,618,154	25,103,181	2,265,368

	2020		2021		2022		2023		2024

	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	–	–	–	–	–	–	–	–	–	–

Increase/deduction for Awards Granted during a Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	30,734	11,212	754,999	300,243	3,472,646	622,917	9,554,909	1,104,329	6,641,180	913,157

Deduction of ASC 718 Fair Value of Awards Granted during a Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	–	–	–	–	–	–	–	–	–	–

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	–	–	–	–	–	–	–	–	–	–

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	–	–	–	–	–	–	–	–	–	–

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	–	–	–	–	–	–	–	–	–	–

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	–	–	–	–	–	–	–	–	–	–

TOTALS	40,893,899	12,707,838	19,701,296	5,536,118	10,654,884	2,810,727	60,423,730	8,082,513	48,562,758	8,125,624

(4)
We selected the S&P Composite 1500 Financials Index as our peer group for purposes of this disclosure. This index is also utilized in (a) our Annual Reports on Form 10-K in connection with the required performance graph and (b) our 2024 PSU plan to measure Relative TSR.

Company Selected Measure Name	Tangible Book Value
Named Executive Officers, Footnote
(1)	The PEO in each covered year is Jay Bray. The individuals comprising the Non-PEO NEOs for each covered year presented are listed below:

2020	2021	2022	2023	2024
Eldridge Burns	Eldridge Burns	Jaime Gow	Jaime Gow	Kurt Johnson
Tony Ebers	Tony Ebers	Kurt Johnson	Kurt Johnson	Christopher Marshall
Christopher Marshall	Christopher Marshall	Christopher Marshall	Christopher Marshall	Carlos Pelayo
Michael Rawls	Michael Rawls	Michael Rawls	Carlos Pelayo	Michael Rawls
			Michael Rawls	Michael Weinbach

Peer Group Issuers, Footnote	We selected the S&P Composite 1500 Financials Index as our peer group for purposes of this disclosure.
PEO Total Compensation Amount	$ 13,618,538	$ 30,310,962	$ 10,762,373	$ 8,761,455	$ 9,261,290
PEO Actually Paid Compensation Amount	$ 48,562,758	60,423,730	10,654,884	19,701,296	40,893,899
Adjustment To PEO Compensation, Footnote
(3)	Adjustments:

	2020		2021		2022		2023		2024

	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)

Total Amounts Reported in the Summary Compensation Table for Applicable FY	9,261,290	3,689,256	8,761,455	3,359,019	10,762,373	2,808,655	30,310,962	3,097,390	13,618,538	4,293,282

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(3,500,000)	(937,504)	(4,750,000)	(1,612,511)	(7,250,173)	(1,527,056)	(24,668,773)	(1,280,932)	(7,977,273)	(1,736,399)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	16,442,974	3,646,734	7,960,519	2,036,075	4,777,273	1,069,909	31,666,309	2,543,572	11,177,132	2,390,216

Increase/deduction for Awards Granted during a Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	18,658,901	6,298,140	6,974,323	1,453,292	(1,107,235)	(163,698)	13,560,323	2,618,154	25,103,181	2,265,368

	2020		2021		2022		2023		2024

	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	–	–	–	–	–	–	–	–	–	–

Increase/deduction for Awards Granted during a Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	30,734	11,212	754,999	300,243	3,472,646	622,917	9,554,909	1,104,329	6,641,180	913,157

Deduction of ASC 718 Fair Value of Awards Granted during a Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	–	–	–	–	–	–	–	–	–	–

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	–	–	–	–	–	–	–	–	–	–

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	–	–	–	–	–	–	–	–	–	–

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	–	–	–	–	–	–	–	–	–	–

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	–	–	–	–	–	–	–	–	–	–

TOTALS	40,893,899	12,707,838	19,701,296	5,536,118	10,654,884	2,810,727	60,423,730	8,082,513	48,562,758	8,125,624

Non-PEO NEO Average Total Compensation Amount	$ 4,293,282	3,097,390	2,808,655	3,359,019	3,689,256
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,125,624	8,082,513	2,810,727	5,536,118	12,707,838
Adjustment to Non-PEO NEO Compensation Footnote
(3)	Adjustments:

	2020		2021		2022		2023		2024

	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)

Total Amounts Reported in the Summary Compensation Table for Applicable FY	9,261,290	3,689,256	8,761,455	3,359,019	10,762,373	2,808,655	30,310,962	3,097,390	13,618,538	4,293,282

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(3,500,000)	(937,504)	(4,750,000)	(1,612,511)	(7,250,173)	(1,527,056)	(24,668,773)	(1,280,932)	(7,977,273)	(1,736,399)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	16,442,974	3,646,734	7,960,519	2,036,075	4,777,273	1,069,909	31,666,309	2,543,572	11,177,132	2,390,216

Increase/deduction for Awards Granted during a Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	18,658,901	6,298,140	6,974,323	1,453,292	(1,107,235)	(163,698)	13,560,323	2,618,154	25,103,181	2,265,368

	2020		2021		2022		2023		2024

	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)	PEO ($)	Average non-PEO NEOs ($)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	–	–	–	–	–	–	–	–	–	–

Increase/deduction for Awards Granted during a Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	30,734	11,212	754,999	300,243	3,472,646	622,917	9,554,909	1,104,329	6,641,180	913,157

Deduction of ASC 718 Fair Value of Awards Granted during a Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	–	–	–	–	–	–	–	–	–	–

Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	–	–	–	–	–	–	–	–	–	–

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	–	–	–	–	–	–	–	–	–	–

Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	–	–	–	–	–	–	–	–	–	–

Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	–	–	–	–	–	–	–	–	–	–

TOTALS	40,893,899	12,707,838	19,701,296	5,536,118	10,654,884	2,810,727	60,423,730	8,082,513	48,562,758	8,125,624

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
2024 Performance Measures
For fiscal year 2024, our Compensation Committee identified the performance measures listed below (listed in no particular order) as the most important in its compensation-setting process for our NEOs:

Financial Performance Measures

Tangible Book Value	Relative TSR	Adjusted EBT

Total Shareholder Return Amount	$ 767	521	321	333	248
Peer Group Total Shareholder Return Amount	182	121	111	126	96
Net Income (Loss)	$ 669,000,000	$ 500,000,000	$ 923,000,000	$ 1,454,000,000	$ 307,000,000
Company Selected Measure Amount	4,553,000,000	4,113,000,000	3,929,000,000	3,233,000,000	2,353,000,000
PEO Name	Jay Bray
Measure:: 1
Pay vs Performance Disclosure
Name	Tangible Book Value
Non-GAAP Measure Description	Refer to our Compensation Discussion and Analysis section above and Annex A—Non-GAAP Measures for definitions of non-GAAP measures utilized herein.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBT
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,977,273)	$ (24,668,773)	$ (7,250,173)	$ (4,750,000)	$ (3,500,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,177,132	31,666,309	4,777,273	7,960,519	16,442,974
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,103,181	13,560,323	(1,107,235)	6,974,323	18,658,901
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,641,180	9,554,909	3,472,646	754,999	30,734
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,736,399)	(1,280,932)	(1,527,056)	(1,612,511)	(937,504)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,390,216	2,543,572	1,069,909	2,036,075	3,646,734
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,265,368	2,618,154	(163,698)	1,453,292	6,298,140
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 913,157	$ 1,104,329	$ 622,917	$ 300,243	$ 11,212